Long-term Payables Other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Current installments of long-term payables - other	₩ (423,884)	₩ (301,751)
Carrying amount at December 31	1,939,082	1,328,630
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables-other	2,476,738	1,710,255
Present value discount [Member]
Disclosure of financial liabilities [line items]
Long-term payables-other	₩ (113,772)	₩ (79,874)